Deferred revenue (Tables)	6 Months Ended
Feb. 28, 2025
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2024	$1,653
Drawdown	6,538
Accretion of deferred revenue (Note 22)	196
Revenue recognized	(5,470)
As at February 28, 2025	$2,917